Average Annual Total Returns - FidelitySustainableCorePlusBondETF-PRO - FidelitySustainableCorePlusBondETF-PRO - Fidelity Sustainable Core Plus Bond ETF	Dec. 30, 2024
Fidelity Sustainable Core Plus Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	6.99%
Since Inception	0.86%	[1]
Fidelity Sustainable Core Plus Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.15%
Since Inception	(0.83%)	[1]
Fidelity Sustainable Core Plus Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.09%
Since Inception	(0.08%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	0.76%
IXYQV
Average Annual Return:
Past 1 year	5.48%
Since Inception	0.77%

[1]	A From April 19, 2022 .